Shareholders Equity - Summary of Computation of Basic and Diluted Earnings per Share (Detail) $ / shares in Units, $ in Thousands, $ in Millions	12 Months Ended
	Dec. 31, 2021 MXN ($) $ / shares shares	Dec. 31, 2021 USD ($) shares	Dec. 31, 2020 MXN ($) $ / shares shares		Dec. 31, 2019 MXN ($) $ / shares shares
Earnings per share [abstract]
Net profit for the period attributable to equity holders of the parent from continuing operations	$ 70,712,449	$ 3,435	$ 29,859,980	[1]	$ 57,886,001	[1]
Net profit for the period attributable to equity holders of the parent from discontinued operations	121,710,718	$ 5,913	16,992,625	[1]	9,844,889	[1]
Net profit for the period attributable to equity holders of the parent | $	$ 192,423,167		$ 46,852,605		$ 67,730,890
Weighted average shares (in millions) | shares	65,967	65,967	66,265		66,016
Earnings per share attributable to equity holders of the parent continuing operations	$ 1.07		$ 0.45		$ 0.88
Earnings per share attributable to equity holders of the parent discontinued operations	$ 1.85		$ 0.26		$ 0.15

[1]	Restated for discontinued operations.